Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000149406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000149406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[1],[2]
C000149406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000149406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000149406 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000149406 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000149406 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[1]
C000149406 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000149406 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000149406 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000149406 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[1]
C000149406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000149406 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[1]
C000149406 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000149407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000149407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[3],[4]
C000149407 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000149407 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[3]
C000149407 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[3]
C000149407 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000149407 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[3]
C000149407 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000149407 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000149407 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000149407 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[3]
C000149407 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000149407 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[3]
C000149407 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000149409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000149409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000149409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000149409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[5]
C000149409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[5]
C000149409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000149409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000149409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000149409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000149409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[5]
C000149409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[5]
C000149409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000149409 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[5]
C000149409 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000149410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000149410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000149410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000149410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[6]
C000149410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[6]
C000149410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000149410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000149410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000149410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000149410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000149410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[6]
C000149410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000149410 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[6]
C000149410 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000238811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000238811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000238811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000238811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[7]
C000238811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[7]
C000238811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000238811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
C000238811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[7]
C000238811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000238811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[7]
C000238811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[7]
C000238811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000238811 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[7]
C000238811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000246653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000246653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000246653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000246653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[8]
C000246653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[8]
C000246653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[8]
C000246653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[8]
C000246653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[8]
C000246653 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000246653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[8]
C000246653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[8]
C000246653 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000246653 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000246653 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8],[9]
C000246654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000246654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[10]
C000246654 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000246654 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[10]
C000246654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[10]
C000246654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000246654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000246654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[10]
C000246654 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000246654 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[10]
C000246654 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[10]
C000246654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[10]
C000246654 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[10]
C000246654 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	Percentage rounds to zero.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.